Securities, Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 4,001
Due in one to five years	22,095
Due in five to ten years	20,066
Due after ten years	0
Agency mortgage-backed securities, residential	129,942
Amortized Cost	176,104	$ 109,239
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	4,018
Due in one to five years	22,104
Due in five to ten years	19,937
Due after ten years	0
Agency mortgage-backed securities, residential	130,941
Estimated Fair Value	177,000	112,322
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due in one year or less	230
Due in one to five years	4,243
Due in five to ten years	3,408
Due after ten years	2,411
Agency mortgage-backed securities, residential	2
Amortized Cost	10,294	10,020
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due in one year or less	234
Due in one to five years	4,366
Due in five to ten years	3,419
Due after ten years	2,429
Agency mortgage-backed securities, residential	2
Estimated Fair Value	10,450	10,344
Agency Mortgage-backed Securities, Residential [Member]
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Amortized Cost	129,942	91,425
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Estimated Fair Value	130,941	94,169
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Amortized Cost	2	2
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Estimated Fair Value	$ 2	$ 2